ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued employee payroll and welfare	$ 13,359	$ 11,542
Value-added tax payable	4,877
Business taxes payable	754	4,639
Other taxes payable	1,576	1,230
Reimbursable employee travelling expenses	1,375	1,255
Professional service fees	862	2,207
Deferred government subsidy income	3,463	123
Other liabilities	2,399	2,276
Accrued expenses and other payables	$ 28,665	$ 23,272